Pension and Other Employee Benefit Plans (Components of Net Periodic Costs of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 22,695	¥ 22,729
Interest costs on projected benefit obligations	2,931	2,666
Expected return on plan assets	(20,073)	(20,158)
Amortization of prior service cost (benefits)	205	19
Amortization of net actuarial loss (gain)	836	(3,064)
Special termination benefits	4,981	2,188
Net periodic benefit cost	¥ 11,575	¥ 4,380